COMMON STOCK Schedule of Changes in Restricted Stock - TIme Based Awards (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The SARs vest ratably over a three-year period and may be exercised at any point after vesting through 10 years from the date of issuance. Pursuant to the terms of the awards, upon exercise, the executive officers will receive, in shares of common stock, the excess of the market price of the award on the date of exercise over the market price of the award on the date of issuance.
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The fair value of the time-based restricted shares is amortized ratably over the requisite service period, primarily three or four years. The time-based shares vest ratably on each annual anniversary following the grant date that a participant is continuously employed.
Time based shares granted to executives	79,889
Number of Shares
Outstanding beginning of year, January 1,	527,801
Granted	341,338
Vested	(186,205)
Forfeited	(36,444)
Outstanding end of year, December 31,	646,490	527,801
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of year, January 1,	$ 29.29
Weighted-average grant date fair value per share	$ 26.59	$ 33.71	$ 25.04
Vested	$ 29.42
Forfeited	$ 28.20
Outstanding at end of year, December 31,	$ 27.93	$ 29.29
Total intrinsic value of time based awards vested	$ 5,950,000	$ 9,030,000	$ 3,219,000
Total intrinsic value of time-based awards non-vested	21,470,000	18,531,000	22,211,000
Market price per common share as of December 31,	$ 33.21	$ 35.11	$ 42.25
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 11,500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 2 months 30 days